UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Advisors’ Inner Circle Fund II

The RSQ International Equity Fund

Semi-Annual	April 30, 2018

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-355-4RSQ; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018 (Unaudited)

Sector Weightings†

†Percentages	are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%
	Shares	Value
AUSTRALIA — 2.0%
AGL Energy	9,287	$152,212
Amcor	17,160	177,889
Mirvac Group ‡	85,000	143,670
Woodside Petroleum	6,840	166,588

		640,359

AUSTRIA — 0.5%
OMV	2,672	166,042

BRAZIL — 1.2%
CCR	42,800	147,506
Kroton Educacional	25,500	102,871
Raia Drogasil	6,400	126,103

		376,480

CANADA — 10.5%
Alimentation Couche-Tard, Cl B	4,202	181,952
AltaGas	6,763	130,570
Bank of Nova Scotia	3,540	217,931
BCE	3,610	153,445
Brookfield Asset Management, Cl A	4,090	162,362
Canadian National Railway	2,110	163,227

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — (continued)
Canadian Utilities, Cl A	5,635	$143,738
Enbridge	9,922	301,000
Gildan Activewear	4,360	127,200
IGM Financial	6,190	190,294
Keyera	9,090	245,128
Linamar	2,285	128,247
Pembina Pipeline	5,187	165,448
Power Financial	6,040	156,942
PrairieSky Royalty	7,119	158,101
Restaurant Brands International	2,760	150,428
Seven Generations Energy *	14,934	213,418
Shaw Communications, Cl B	6,135	126,294
Tourmaline Oil	9,074	170,940

		3,286,665

CHINA — 11.4%
3SBio * (A)	106,500	229,600
AAC Technologies Holdings	7,500	108,212
Alibaba Group Holding ADR *	650	116,051
Aluminum Corp of China, Cl H *	252,000	143,282
Beijing Enterprises Water Group	240,000	140,544
China Evergrande Group *	65,000	208,244
China Galaxy Securities, Cl H	282,500	185,890
China Jinmao Holdings Group	158,000	90,147
China Medical System Holdings	78,000	192,010
China Merchants Port Holdings	54,000	121,009
China Railway Group, Cl H	216,000	172,828
CNOOC	108,000	181,384
Great Wall Motor, Cl H	94,500	98,448
Guangzhou Automobile Group, Cl H	60,000	110,361
Hengan International Group	23,500	208,798
Lee & Man Paper Manufacturing	197,000	218,233
New China Life Insurance, Cl H	53,600	250,098
PetroChina, Cl H	224,000	164,957
Tencent Holdings	7,000	344,902

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — (continued)
Wuxi Biologics Cayman * (A)	13,000	$118,501
Zhuzhou CRRC Times Electric, Cl H	30,400	161,312

		3,564,811

DENMARK — 1.1%
AP Moller - Maersk, Cl B	93	149,330
Novo Nordisk, Cl B	4,030	190,811

		340,141

FRANCE — 3.8%
Atos	1,150	155,165
AXA	8,169	233,265
Casino Guichard Perrachon	3,892	201,992
Sanofi	1,068	84,519
SES, Cl A	7,650	118,367
Sodexo	1,030	101,821
Suez	8,700	125,659
Unibail-Rodamco ‡	406	97,566
Valeo	1,243	83,009

		1,201,363

GERMANY — 2.7%
Allianz	1,025	242,752
Bayer	1,789	214,050
Deutsche Wohnen	2,660	125,639
SAP	2,225	247,709

		830,150

HONG KONG — 3.2%
AIA Group	18,000	161,276
Bank of East Asia	46,600	204,554
BOC Hong Kong Holdings	46,000	238,226
Hang Seng Bank	11,200	283,813
Techtronic Industries	21,500	126,867

		1,014,736

HUNGARY — 0.6%
MOL Hungarian Oil & Gas	14,664	170,222

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDONESIA — 1.4%
AKR Corporindo	575,900	$202,525
Telekomunikasi Indonesia Persero	469,000	128,630
Tower Bersama Infrastructure	293,300	117,040

		448,195

ITALY — 0.7%
Leonardo	19,238	223,158

JAPAN — 15.9%
Casio Computer	8,400	126,068
Credit Saison	9,400	168,720
Daicel	22,300	257,309
Eisai	2,400	160,962
Hitachi Chemical	8,900	195,233
Japan Tobacco	7,800	209,158
Keikyu	8,500	155,912
Kubota	8,900	150,394
Kyocera	2,400	156,837
Mitsubishi Gas Chemical	9,100	213,465
Mitsubishi Motors	17,700	131,740
Murata Manufacturing	1,500	186,356
NH Foods	6,000	262,159
Nitto Denko	2,500	183,372
NOK	5,900	121,103
NTT Data	13,700	147,562
Rakuten	14,700	104,603
Seibu Holdings	10,900	183,908
Seiko Epson	7,300	136,630
Sekisui House	7,100	130,030
Shimizu	16,000	158,145
Shionogi	1,800	92,675
Stanley Electric	3,300	119,363
Start Today	4,100	119,565
Subaru	4,700	157,730
Sumitomo Electric Industries	7,900	120,973
Taiheiyo Cement	5,100	192,649
Toppan Printing	24,000	200,975
Toyo Seikan Group Holdings	8,100	127,680

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — (continued)
Yakult Honsha	2,200	$156,660
Yamaguchi Financial Group	13,000	162,497

		4,990,433

MALAYSIA — 1.2%
AMMB Holdings	201,300	199,895
British American Tobacco Malaysia	30,200	188,669

		388,564

MEXICO — 2.1%
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand, Cl B	155,900	229,673
Gruma, Cl B	12,530	152,557
Grupo Aeroportuario del Sureste, Cl B	10,210	182,384
Grupo Televisa	24,900	88,943

		653,557

NETHERLANDS — 0.5%
ASML Holding	829	156,448

PHILIPPINES — 2.6%
Alliance Global Group *	550,200	138,641
Globe Telecom	3,600	107,279
JG Summit Holdings	124,490	153,709
Metro Pacific Investments	2,170,600	214,226
Security Bank	48,870	196,963

		810,818

POLAND — 2.2%
CCC	1,765	130,112
Grupa Azoty	11,102	169,504
Polski Koncern Naftowy ORLEN	6,339	161,998
Powszechny Zaklad Ubezpieczen	7,725	94,434
Tauron Polska Energia *	217,593	146,076

		702,124

SINGAPORE — 1.1%
Genting Singapore	151,500	133,284

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SINGAPORE — (continued)
Jardine Cycle & Carriage	4,600	$118,808
UOL Group	14,600	96,823

		348,915

SOUTH AFRICA — 0.3%
Capitec Bank Holdings	1,288	91,710

SOUTH KOREA — 8.5%
CJ	1,040	157,748
Coway	1,574	128,950
Doosan Bobcat	5,720	174,716
GS Retail	5,489	190,896
Hanmi Science ltd	1,782	129,489
Hanssem	910	99,106
Hanwha Life Insurance	42,987	250,234
Hyundai Marine & Fire Insurance	6,008	214,836
KT&G	1,710	156,302
Kumho Petrochemical	1,887	189,922
Samsung Biologics * (A)	401	182,506
Samsung Electronics	57	140,879
Shinhan Financial Group	5,194	231,353
SillaJen *	665	52,164
Woori Bank	23,549	352,988

		2,652,089

SPAIN — 1.6%
Banco Bilbao Vizcaya Argentaria	39,580	320,913
Iberdrola	21,152	163,253

		484,166

SWEDEN — 1.5%
Industrivarden, Cl C	6,816	143,821
Nordea Bank	9,389	95,807
Swedbank	11,199	244,321

		483,949

SWITZERLAND — 2.7%
ABB	9,330	218,379
EMS-Chemie Holding	247	152,958

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — (continued)
Novartis	3,297	$254,511
Roche Holding	1,023	227,722

		853,570

TAIWAN — 3.7%
Hon Hai Precision Industry	95,000	265,047
Largan Precision	1,000	116,887
Nien Made Enterprise	12,000	107,180
Quanta Computer	105,000	191,564
Taiwan Semiconductor Manufacturing ADR	6,705	257,807
Yuanta Financial Holding	489,000	233,969

		1,172,454

THAILAND — 0.4%
KCE Electronics	58,300	125,754

TURKEY — 0.3%
Arcelik	24,000	106,765

UNITED KINGDOM — 13.0%
Antofagasta	13,472	180,049
Associated British Foods	4,250	157,962
Aviva	27,180	197,716
Babcock International Group	20,514	207,612
Barratt Developments	16,736	128,533
British American Tobacco	5,976	328,167
BT Group, Cl A	39,104	133,966
Burberry Group	5,950	149,229
Capita	37,960	100,081
Compass Group	8,660	185,940
DCC	2,528	243,148
GlaxoSmithKline	7,140	143,537
Hammerson ‡	13,530	102,050
HSBC Holdings	28,940	288,902
IMI	10,498	157,531
Kingfisher	30,401	126,761
Legal & General Group	51,322	190,306
Lloyds Banking Group	184,920	164,369
Marks & Spencer Group	22,597	89,431

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — (continued)
Meggitt	30,341	$197,094
Merlin Entertainments (A)	19,856	100,644
Persimmon	4,630	173,048
Reckitt Benckiser Group	2,795	219,695
Shire	2,365	125,369

		4,091,140

TOTAL COMMON STOCK (Cost $30,461,340)		30,374,778

PREFERRED STOCK (B) — 2.3%

BRAZIL — 0.6%
Cia Brasileira de Distribuicao *	9,000	202,259

SOUTH KOREA — 1.7%
Hyundai Motor	1,520	146,233
Samsung Electronics	187	370,910

		517,143

TOTAL PREFERRED STOCK (Cost $561,675)		719,402

TOTAL INVESTMENTS — 99.0% (Cost $31,023,015)		$31,094,180

Percentages are based on Net Assets of $31,420,345.
‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at April 30, 2018 was $631,251 and represents 2.0% of Net Assets.
(B)	Rate not available.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018 (Unaudited)

The outstanding forward foreign currency contracts held by the Fund at April 30, 2018 is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Northern Trust	05/07/18	CAD	1,000,000	USD	798,451	$18,249
Northern Trust	06/12/18	CAD	1,000,000	USD	779,967	(993)
Northern Trust	06/13/18	GBP	181,000	USD	252,079	2,283
Northern Trust	07/12/18	MXN	7,675,000	USD	414,104	10,112
Northern Trust	05/08/18	PLN	1,574,000	USD	469,441	20,142
Northern Trust	05/07/18	TRY	1,472,000	USD	379,920	18,655
Northern Trust	07/12/18	USD	207,422	JPY	22,099,000	(4,384)
Northern Trust	05/07/18	USD	360,864	TRY	1,472,000	401
Northern Trust	06/13/18	USD	441,538	ZAR	5,283,000	(20,757)
Northern Trust	06/13/18 - 07/10/18	USD	774,287	CHF	734,000	(28,707)
Northern Trust	06/13/18 - 07/12/18	USD	801,565	AUD	1,026,000	(27,110)
Northern Trust	05/08/18 - 07/10/18	USD	4,138,473	EUR	3,320,500	(116,526)

						$(128,635)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

PLN — Polish Zloty

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018 (Unaudited)

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at April 30, 2018:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$640,359	$—	$640,359
Austria	—	166,042	—	166,042
Brazil	376,480	—	—	376,480
Canada	3,286,665	—	—	3,286,665
China	116,051	3,448,760	—	3,564,811
Denmark	—	340,141	—	340,141
France	97,566	1,103,797	—	1,201,363
Germany	—	830,150	—	830,150
Hong Kong	—	1,014,736	—	1,014,736
Hungary	—	170,222	—	170,222
Indonesia	—	448,195	—	448,195
Italy	—	223,158	—	223,158
Japan	—	4,990,433	—	4,990,433
Malaysia	—	388,564	—	388,564
Mexico	653,557	—	—	653,557
Netherlands	—	156,448	—	156,448
Philippines	138,641	672,177	—	810,818
Poland	—	702,124	—	702,124
Singapore	—	348,915	—	348,915
South Africa	—	91,710	—	91,710
South Korea	128,950	2,523,139	—	2,652,089
Spain	—	484,166	—	484,166
Sweden	—	483,949	—	483,949
Switzerland	—	853,570	—	853,570
Taiwan	257,807	914,647	—	1,172,454
Thailand	—	125,754	—	125,754
Turkey	—	106,765	—	106,765
United Kingdom	—	4,091,140	—	4,091,140

Total Common Stock	$5,055,717	$25,319,061	$—	$30,374,778

Preferred Stock	202,259	517,143	—	719,402

Total Investments in Securities	$5,257,976	$25,836,204	$—	$31,094,180

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts^
Unrealized Appreciation	$—	$69,842	$—	$69,842
Unrealized Depreciation	—	(198,477)	—	(198,477)

Total Other Financial Instruments	$—	$(128,635)	$—	$(128,635)

^	Forwards contracts are value at the unrealized appreciation (depreciation) on the instrument.

Changes in the classifications between Levels 1 and 2 occurred throughout the year when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of April 30, 2018, securities with a total value of $26,201,361 were classified as Level 2 due to the application of the fair value provided by MarkIt. As of April 30, 2018, securities with a total value of $1,307,511 transferred from Level 2 to Level 1 since the prior year end, primarily due to the application of the fair value at the prior year end. Transfers were considered to have occurred as of the end of the period. There were no other significant transfers between Level 1 and 2 assets for the period ended April 30, 2018. For the period ended April 30, 2018, there were no transfers between Level 1 and Level 3 assets and liabilities. For the period ended April 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND (Unaudited)
April 30, 2018

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $31,023,015)	$31,094,180
Foreign Currency, at Value (Cost $134,201)	133,189
Cash Equivalents	138,762
Dividend Receivable	103,537
Reclaim Receivable	88,417
Unrealized Appreciation on Forward Foreign Currency Contracts	69,842
Receivable for Capital Shares Sold	48,997
Receivable from Advisor	5,824
Prepaid Expenses	16,947

Total Assets	31,699,695

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Contracts	198,477
Payable due to Administrator	11,507
Payable due to Trustees	3,161
Chief Compliance Officer Fees Payable	1,996
Unrealized Loss on Foreign Spot Currency Contracts	10
Distribution Fees Payable	308
Other Accrued Expenses	63,891

Total Liabilities	279,350

Net Assets	$31,420,345

Net Assets Consist of:
Paid-in Capital	$36,537,137
Undistributed Net Investment Income	170,530
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(5,229,197)
Net Unrealized Appreciation on Investments	71,165
Net Unrealized Depreciation on Forward Foreign Currency Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(129,290)

Net Assets	$31,420,345

Institutional Class Shares:
Net Assets	$29,715,238
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	3,043,650
Net Asset Value, Offering and Redemption Price Per Share	$9.76

Investor Class Shares:
Net Assets	$1,705,107
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	175,038
Net Asset Value, Offering and Redemption Price Per Share	$9.74

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
FOR THE YEAR ENDED
April 30, 2018 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$460,490
Less: Foreign Taxes Withheld	(46,495)

Total Investment Income	413,995

Expenses:
Investment Advisory Fees	125,964
Administration Fees	69,424
Distribution Fees (Investor Class Shares)	2,167
Chief Compliance Officer Fees	2,913
Trustees’ Fees	8,083
Transfer Agent Fees	36,103
Custodian Fees	23,007
Registration and Filing Fees	16,369
Legal Fees	14,505
Audit Fees	12,137
Printing Fees	9,929
Other Expenses	17,339

Total Expenses	337,940

Less:
Investment Advisory Fee Waiver	(125,964)
Reimbursement from Advisor	(36,593)
Fees Paid Indirectly (Note 4)	(13)

Net Expenses	175,370

Net Investment Income	238,625

Net Realized Gain (Loss) on:
Investments	2,299,440
Forward Contracts	(42,300)
Foreign Currency Transactions	(6,642)

Net Realized Gain	2,250,498

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,614,562)
Forwards Contracts	(61,852)
Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(1,853)

Net Change in Unrealized Depreciation	(1,678,267)

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	572,231

Net Increase in Net Assets Resulting from Operations	$810,856

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$238,625	$432,217
Net Realized Gain on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	2,250,498	4,266,737
Net Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(1,678,267)	272,200

Net Increase in Net Assets Resulting From Operations	810,856	4,971,154

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(600,947)	(348,145)
Investor Class Shares	(30,997)	(15,284)

Total Dividends and Distributions	(631,944)	(363,429)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	48,997	2,072,220
Reinvestment of Dividends	557,973	348,144
Redeemed	(568,936)	(1,038,063)

Net Increase in Net Assets from Institutional Class Share Transactions	38,034	1,382,301

Investor Class Shares
Issued	425,000	460,001
Reinvestment of Dividends	629	1,542
Redeemed	(430,558)	(253,124)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	(4,929)	208,419

Net Increase in Net Assets From Capital Share Transactions	33,105	1,590,720

Total Increase in Net Assets	212,017	6,198,445

Net Assets:
Beginning of Period	31,208,328	25,009,883

End of Period (including Undistributed Net Investment Income of $170,530 and $563,849, respectively)	$31,420,345	$31,208,328

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Institutional Class Shares
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$9.71		$8.19	$9.05	$9.46	$10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.07		0.14	0.08	0.08	0.20
Net Realized and Unrealized Gain (Loss)	0.18		1.50	(0.65)	(0.19)	(0.74)

Total from Investment Operations	0.25		1.64	(0.57)	(0.11)	(0.54)

Dividends from:
Net Investment Income	(0.20)		(0.12)	(0.29)	(0.30)	–

Total Dividends	(0.20)		(0.12)	(0.29)	(0.30)	–

Net Asset Value, End of Period	$9.76		$9.71	$8.19	$9.05	$9.46

Total Return‡	2.54	%†	20.39%	(6.44)%	(1.14)%	(5.40	)%†

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$29,715		$29,505	$23,761	$48,747	$48,118
Ratio of Expenses to Average Net Assets(1)	1.10%	††	1.10%	1.10%	1.10%	1.10%	††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.13%	††	2.32%	1.88%	1.57%	1.70%	††
Ratio of Net Investment Income to Average Net Assets	1.53%	††	1.62%	1.01%	0.83%	2.19%	††
Portfolio Turnover Rate	159%	†††	244%	219%	121%	107%	†††

*Commenced	operations on November 27, 2013.

**Per	share calculations were performed using average shares for the period.

‡Returns	shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

†Total	return is for the period indicated and has not been annualized.

††Annualized.

†††Portfolio	turnover rate is for the period indicated and has not been annualized.

(1)The	ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$9.68		$8.16	$9.03	$9.44	$10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.06		0.12	0.04	0.06	0.16
Net Realized and Unrealized Gain (Loss)	0.18		1.50	(0.64)	(0.18)	(0.72)

Total from Investment Operations	0.24		1.62	(0.60)	(0.12)	(0.56)

Dividends from:
Net Investment Income	(0.18)		(0.10)	(0.27)	(0.29)	–

Total Dividends	(0.18)		(0.10)	(0.27)	(0.29)	–

Net Asset Value, End of Period	$9.74		$9.68	$8.16	$9.03	$9.44

Total Return‡	2.43	%†	20.19%	(6.78)%	(1.31)%	(5.60	)%†

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,705		$1,703	$1,249	$1,705	$564
Ratio of Expenses to Average Net Assets(1)	1.35%	††	1.35%	1.35%	1.35%	1.35%	††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.38%	††	2.57%	2.25%	1.82%	2.07%	††
Ratio of Net Investment Income to Average Net Assets	1.27%	††	1.41%	0.47%	0.65%	1.76%	††
Portfolio Turnover Rate	159%	†††	244%	219%	121%	107%	†††

*Commenced	operations on November 27, 2013.

**Per	share calculations were performed using average shares for the period.

‡Returns	shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

†Total	return is for the period indicated and has not been annualized.

††Annualized.

†††Portfolio	turnover rate is for the period indicated and has not been annualized.

(1)The	ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the RSQ International Equity Fund (the “Fund”). The investment objective of the Fund is long-term growth of capital. The Fund is diversified and its investment objective is long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies located throughout the world, normally excluding the United States. Under normal market conditions, the Fund will invest in at least three countries outside the United States, and at least 65% of its net assets will be invested in non-U.S. companies, in both developed and emerging market countries. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018
(Unaudited)

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the R Squared Capital Management L.P. (the “Adviser”) of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018
(Unaudited)

Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2018, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018
(Unaudited)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund enters into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018
(Unaudited)

fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2018, if applicable.

For the period ended April 30, 2018, the average balances of forward foreign currency exchange contracts were as follows:

Average Monthly Notional Contracts Purchased	$(1,120,797)
Average Monthly Notional Contracts Sold	$516,861

Over-the-Counter (“OTC”) Derivative Contracts — The risks of investing in OTC derivatives may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. The Fund is party to International Swap Dealers Association, Inc. (“ISDA”) master agreements. These agreements are with select counterparties and they govern transactions, including certain OTC derivative and foreign exchange contracts, entered into by the Trust on behalf of a Fund and the counterparty.

The ISDA master agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA master agreement. If the Fund’s net assets were to decline below an agreed upon level, the Fund may be required to terminate the existing contracts at the existing fair value.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s ISDA master agreements or other similar agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018
(Unaudited)

available to the Fund. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement or other similar agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral excluding any independent amounts received by the Fund as of April 30, 2018:

Counterparty	Gross Assets Recognized in the Statement of Assets and Liabilities	Gross Liabilities Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received)	Net Amount
Forward currency contracts
Northern Trust Company	$69,842	$(198,477)	$(128,635)	$—	$(128,635)

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018
(Unaudited)

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2018, the Fund was charged $69,424 for these services.

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Investor Class Shares that allows the Fund to pay distribution and/or service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The annual distribution and/or service fee for Investor Class Shares of the Fund is 0.25%.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018
(Unaudited)

Brown Brothers Harriman acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

During the period ended April 30, 2018, the Fund earned cash management credits of $13 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed (effective November 27, 2013) to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.10% and 1.35% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until February 28, 2018. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place

As of April 30, 2018, fees which were previously waived by the Adviser that can be recaptured up to the expense cap in place at the time the expenses were waived, $243,521, $329,391, and $330,570 expiring in 2019, 2020 and 2021, respectively.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018
(Unaudited)

6.	Share Transactions:

	Six-Month Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Shares Transactions:
Institutional Class Shares
Issued	5,036	222,034
Reinvestment of Dividends	56,878	43,737
Redeemed	(57,954)	(128,525)

Increase in Institutional Class Shares	3,960	137,246

Investor Class Shares
Issued	43,456	53,420
Reinvestment of Dividends	64	194
Redeemed	(44,499)	(30,594)

Increase (Decrease) in Investor Class Shares	(979)	23,020

7.	Investment Transactions

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2018 were as follows:

Purchases
U.S. Government	$—
Other	49,938,650
Sales
U.S. Government	$—
Other	50,208,414

8.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018
(Unaudited)

investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

Ordinary Income
2017	$363,429
2016	1,631,279

As of October 31, 2017, the components of accumulated losses on a tax basis were as follows:

Undistributed Ordinary Income	$555,355
Capital Loss Carryforwards	(7,460,894)
Unrealized Appreciation	1,609,835

Total Accumulated Losses	$(5,295,704)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Losses carried forward under these new provisions are as follows:

Short-Term Loss	Long-Term Loss	Total
$6,788,129	$672,765	$7,460,894

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2018, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$31,023,015	$1,588,342	$(1,517,177)	$71,165

9.	Concentration of Risk:

Credit Risk – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk – The Fund’s use of forwards is subject to market risk, leverage risk, correlation risk, liquidity risk, credit risk and valuation risk. In addition, the Fund’s use of derivatives for hedging purposes is subject to hedging risk. leverage risk, liquidity risk,

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018
(Unaudited)

credit risk and hedging risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Leverage Risk – The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018
(Unaudited)

Foreign Company Risk – Investing in foreign companies, including direct investments and through ADRs, GDRs and EDRs (collectively, “Depositary Receipts”), which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Geographic Risk – The Fund’s investments may be focused in particular countries or geographic regions and, therefore, the Fund will be more susceptible to adverse market, political, regulatory, and geographic events affecting those regions than a fund that does not focus its investments in a particular region.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018
(Unaudited)

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation.

10.	Other:

On April 30, 2018, the number of shareholders below held the following percentage of the outstanding shares of the Fund:

	# of Shareholders	% of Outstanding Shares
Institutional Class	1	93%
Investor Class	1	99%

The Institutional Class shareholders are comprised of one omnibus accounts which are held on behalf of various individual. The Investor Class shareholders are comprised of one omnibus account which is held on behalf of various individual shareholders and one account which is an affiliate of the Adviser.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018
(Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2017 to April 30, 2018).

The table on the next page illustrates your Fund’s costs in two ways:

•Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

•Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018
(Unaudited)

DISCLOSURE OF FUND EXPENSES

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,025.40	1.10%	$5.52
Investor Class Shares	1,000.00	1,024.30	1.35	6.78

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.34	1.10%	$5.51
Investor Class Shares	1,000.00	1,018.10	1.35	6.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018
(Unaudited)

Board considerations in approving the advisory agreement

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 14, 2017 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018
(Unaudited)

nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
April 30, 2018
(Unaudited)

Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

RSQ International Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-355-4RSQ

Adviser:

R Squared Capital Management L.P.

One Rockefeller Plaza, 11th Floor

New York, NY 10020

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RSQ-SA-001-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 9, 2018